Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total Controlling Interest [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 109	$ 13,920,110	$ (17,052,086)	$ (3,131,867)	$ (69,928)	$ (3,201,795)
Balance, shares at Dec. 31, 2017	1,091,122
Beneficial conversion feature - Convertible Notes		2,537,008		2,537,008		2,537,008
Warrants issued in connection with convertible debt		12,332		12,332		12,332
Warrants issued and recorded as debt discount in connection with convertible notes payable		305,055		305,055		305,055
Offering on March 29, 2018, net of underwriter's discount and offering cost of $58,798		85,576		85,576		85,576
Offering on March 29, 2018, net of underwriter's discount and offering cost of $58,798, shares	6,308
Conversion of convertible notes payable into common stock	$ 8	899,332		899,340		899,340
Conversion of convertible notes payable into common stock, shares	79,060
Stock-based compensation: Amortization of restricted common stock		39,091		39,091		39,091
Net loss			(3,183,726)	(3,183,726)	(7,257)	(3,190,983)
Balance at Mar. 31, 2018	$ 117	17,798,504	(20,235,812)	(2,437,191)	(77,185)	(2,514,376)
Balance, shares at Mar. 31, 2018	1,176,490
Balance at Dec. 31, 2017	$ 109	13,920,110	(17,052,086)	(3,131,867)	(69,928)	(3,201,795)
Balance, shares at Dec. 31, 2017	1,091,122
Warrants issued and recorded as debt discount in connection with convertible notes payable						343,818
Net loss						(7,204,540)
Balance at Dec. 31, 2018	$ 148	20,990,373	(23,833,656)	(2,843,135)		(2,843,135)
Balance, shares at Dec. 31, 2018	1,489,686
Balance at Mar. 31, 2018	$ 117	17,798,504	(20,235,812)	(2,437,191)	(77,185)	(2,514,376)
Balance, shares at Mar. 31, 2018	1,176,490
Issuance of restricted stock
Issuance of restricted stock, shares	3,755
Beneficial conversion feature - Convertible Notes		39,072		39,072		39,072
Warrants issued and recorded as debt discount in connection with convertible notes payable		38,763		38,763		38,763
Stock-based compensation: Amortization of restricted common stock		27,133		27,133		27,133
Shares issued for common stock	$ 3	179,997		180,000		180,000
Shares issued for common stock, shares	25,715
Beneficial conversion feature - Convertible Note to Former Parent		475,000		475,000		475,000
Warrants issued in connection with common stock and convertible debt		3,750		3,750		3,750
Conversion of convertible note payable to Former Parent into common stock	$ 11	392,531		392,542		392,542
Conversion of convertible note payable to Former Parent into common stock, shares	112,154
Sale of interest in CTI			420,899	420,899	71,999	492,898
Net loss			(2,368,921)	(2,368,921)	5,186	(2,363,735)
Balance at Jun. 30, 2018	$ 131	18,954,750	(22,183,834)	(3,228,953)		(3,228,953)
Balance, shares at Jun. 30, 2018	1,318,114
Restricted stock issued as compensation for services	$ 4	249,996		250,000		250,000
Restricted stock issued as compensation for services, shares	35,714
Beneficial conversion feature - Convertible Notes		143,591		143,591		143,591
Stock-based compensation: Amortization of restricted common stock		33,876		33,876		33,876
Net loss			(1,144,557)	(1,144,557)		(1,144,557)
Balance at Sep. 30, 2018	$ 135	19,525,912	(23,328,391)	(3,802,344)		(3,802,344)
Balance, shares at Sep. 30, 2018	1,353,828
Beneficial conversion feature - Convertible Notes		239,835		239,835		239,835
Conversion of convertible notes payable into common stock	$ 13	950,987		951,000		951,000
Conversion of convertible notes payable into common stock, shares	135,858
Stock-based compensation: Amortization of restricted common stock		33,866		33,866		33,866
Warrants issued in connection with common stock and convertible debt		239,773		239,773		239,773
Net loss			(505,265)	(505,265)		(505,265)
Balance at Dec. 31, 2018	$ 148	20,990,373	(23,833,656)	(2,843,135)		(2,843,135)
Balance, shares at Dec. 31, 2018	1,489,686
Cumulative effect of change in accounting principle			(875,902)			(875,902)
Issuance of restricted stock	$ 1	(1)
Issuance of restricted stock, shares	1,988
Restricted stock issued as compensation for services	$ 2	139,998				140,000
Restricted stock issued as compensation for services, shares	20,000
Beneficial conversion feature - Convertible Notes		217,800				217,800
Warrants issued and recorded as debt discount in connection with convertible notes payable		217,641				217,641
Stock-based compensation: Amortization of restricted common stock		165,133				165,133
Net loss			(1,483,479)			(1,483,479)
Balance at Mar. 31, 2019	$ 151	21,730,944	(26,193,037)			(4,461,942)
Balance, shares at Mar. 31, 2019	1,511,674
Balance at Dec. 31, 2018	$ 148	20,990,373	(23,833,656)	(2,843,135)		(2,843,135)
Balance, shares at Dec. 31, 2018	1,489,686
Common stock issued in exchange for accrued interest
Net loss						(3,026,085)
Balance at Jun. 30, 2019	$ 160	22,859,426	(27,735,643)			(4,876,057)
Balance, shares at Jun. 30, 2019	1,596,101
Balance at Dec. 31, 2018	$ 148	20,990,373	(23,833,656)	$ (2,843,135)		(2,843,135)
Balance, shares at Dec. 31, 2018	1,489,686
Warrants issued and recorded as debt discount in connection with convertible notes payable
Net loss						(28,385,044)
Balance at Dec. 31, 2019	$ 571	53,339,793	(53,094,602)			245,762
Balance, shares at Dec. 31, 2019	5,714,464
Balance at Mar. 31, 2019	$ 151	21,730,944	(26,193,037)			(4,461,942)
Balance, shares at Mar. 31, 2019	1,511,674
Common stock issued in exchange for interest earned on other notes payable	$ 7	479,316				479,323
Common stock issued in exchange for interest earned on other notes payable, shares	68,475
Common stock issued in exchange for interest earned on convertible notes payable	$ 2	111,664				111,666
Common stock issued in exchange for interest earned on convertible notes payable, shares	15,952
Beneficial conversion feature - Convertible Notes		330,220				330,220
Warrants issued and recorded as debt discount in connection with convertible notes payable		330,713				330,713
Stock-based compensation: Amortization of restricted common stock		(123,431)				(123,431)
Net loss			(1,542,606)			(1,542,606)
Balance at Jun. 30, 2019	$ 160	22,859,426	(27,735,643)			(4,876,057)
Balance, shares at Jun. 30, 2019	1,596,101
Restricted stock issued as compensation for services	$ 4	289,996				290,000
Restricted stock issued as compensation for services, shares	41,426
Stock-based compensation: Amortization of restricted common stock		19,085				19,085
Common stock issued as compensation to board of directors	$ 1	119,045				119,046
Common stock issued as compensation to board of directors, shares	17,005
Common stock issued as compensation for services		3,500				3,500
Common stock issued as compensation for services, shares	500
Net loss			(2,348,829)			(2,348,829)
Balance at Sep. 30, 2019	$ 165	23,291,052	(30,084,472)			(6,793,255)
Balance, shares at Sep. 30, 2019	1,655,032
Conversion of convertible notes payable into common stock	$ 406	24,589,800				24,590,206
Conversion of convertible notes payable into common stock, shares	4,055,683
Stock-based compensation: Amortization of restricted common stock		20,367				20,367
Common stock issued as compensation to board of directors		32,804				32,804
Common stock issued as compensation to board of directors, shares	3,749
Net loss			(23,010,130)			(23,010,130)
Balance at Dec. 31, 2019	$ 571	53,339,793	(53,094,602)			245,762
Balance, shares at Dec. 31, 2019	5,714,464
Issuance of restricted stock
Issuance of restricted stock, shares	1,226
Common stock issued upon offering on February 12, 2020, net of underwriter's discount and offering costs of $920,000	$ 154	6,779,846				6,780,000
Common stock issued upon offering on February 12, 2020, net of underwriter's discount and offering costs of $920,000, shares	1,540,000
Restricted common stock issued as compensation to executive team upon completion of the initial public offering	$ 22	1,083,893				1,083,915
Restricted common stock issued as compensation to executive team upon completion of the initial public offering, shares	216,783
Common stock issued as compensation to board of directors	$ 3	128,077				128,080
Common stock issued as compensation to board of directors, shares	25,616
Common stock issued as compensation for services	$ 39	1,924,961				1,925,000
Common stock issued as compensation for services, shares	385,000
Stock-based compensation: Restricted common stock		20,148				20,148
Stock-based compensation: Warrant		191,000				191,000
Net loss			(5,492,263)			(5,492,263)
Balance at Mar. 31, 2020	$ 789	63,467,718	(58,586,865)			4,881,642
Balance, shares at Mar. 31, 2020	7,883,089
Balance at Dec. 31, 2019	$ 571	53,339,793	(53,094,602)			245,762
Balance, shares at Dec. 31, 2019	5,714,464
Common stock issued in exchange for accrued interest						357,735
Net loss						(6,993,688)
Balance at Jun. 30, 2020	$ 796	63,913,668	(60,088,290)			3,826,174
Balance, shares at Jun. 30, 2020	7,958,534
Balance at Mar. 31, 2020	$ 789	63,467,718	(58,586,865)			4,881,642
Balance, shares at Mar. 31, 2020	7,883,089
Common stock issued as compensation to board of directors		11,874				11,874
Common stock issued as compensation to board of directors, shares	4,340
Common stock issued as compensation for services	$ 2	56,198				56,200
Common stock issued as compensation for services, shares	20,000
Common stock issued in exchange for accrued interest	$ 5	357,730				357,735
Common stock issued in exchange for accrued interest, shares	51,105
Stock-based compensation: Restricted common stock		20,148				20,148
Net loss			(1,501,425)			(1,501,425)
Balance at Jun. 30, 2020	$ 796	$ 63,913,668	$ (60,088,290)			$ 3,826,174
Balance, shares at Jun. 30, 2020	7,958,534